Loans and financings (Tables)	12 Months Ended
Dec. 31, 2018
Loans and financings
Schedule of analysis of the loans and financings

		Current		Non-current		Total		Fair value
Type	Average annual charges	2018	2017	2018	2017	2018	2017	2018	2017
Eurobonds – USD	Fixed 5.13%	9,907	8,778	1,032,664	1,032,664	1,042,571	1,041,442	1,014,974	1,120,901
Debt with banks	Libor + 1.27%	773	435	196,519	199,179	197,292	199,614	206,349	214,293
BNDES	TJLP + 2.82% / SELIC + 3.10% / TLP + 5.23%	6,117	19,795	83,808	73,653	89,925	93,448	82,208	85,969
Debentures	110.5% CDI	7,432	8,885	20,756	32,403	28,188	41,288	28,269	41,405
Export credit note		—	1,102	—	61,622	—	62,724	—	64,058
Other		8,284	1,846	58,607	6,937	66,891	8,783	69,778	8,506
		32,513	40,841	1,392,354	1,406,458	1,424,867	1,447,299	1,401,578	1,535,132

Current portion of long term loans and financing (principal)		21,107	28,019
Interest on loans and financing		11,406	12,822
		32,513	40,841

BNDES	-	Brazilian National Bank for Economic and Social Development
TJLP	-	Long-term interest rate set by the Brazilian National Monetary Council
SELIC	-	Brazilian basic interest rate
CDI	-	Brazilian Interbank Deposit Certificate
TLP	-	Set by the Brazilian National Monetary Council and composed by Brazil’s expected inflation plus spread

Schedule of maturity profile of the loans and financings

	Total
								As from
	2019	2020	2021	2022	2023	2024	2025	2026	Total
Eurobonds - USD	9,907	—	—	—	339,601	—	—	693,063	1,042,571
Debt with banks	773	—	78,607	78,607	39,305	—	—	—	197,292
BNDES	6,117	6,763	8,112	12,156	12,156	11,912	11,176	21,533	89,925
Debentures	7,432	6,909	6,924	6,923	—	—	—	—	28,188
Other	8,284	10,271	10,273	8,820	7,796	7,737	7,736	5,974	66,891
	32,513	23,943	103,916	106,506	398,858	19,649	18,912	720,570	1,424,867
	3%	2%	7%	7%	28%	1%	1%	51%	100%

Schedule of movements in loans and financings

	2018	2017
Balance at the beginning of the year	1,447,299	1,144,385
Payments	(295,104)	(537,254)
New loans and financing	292,901	830,598
Foreign exchange gain	(5,777)	(2,873)
Gain on debt modification	(3,428)	—
Interest accrual	61,385	69,481
Interest paid	(72,409)	(57,038)
Balance at the end of the year	1,424,867	1,447,299

Schedule of analysis of the loans and financings, by currency

	Current		Non-current		Total
	2018	2017	2018	2017	2018	2017
US Dollar	17,267	13,260	1,284,128	1,272,223	1,301,395	1,285,483
Brazilian Real	15,246	27,471	108,226	134,235	123,472	161,706
Other	—	110	—	—	—	110
	32,513	40,841	1,392,354	1,406,458	1,424,867	1,447,299

Schedule of analysis of the loans and financings, by index

	Current		Non-current		Total
	2018	2017	2018	2017	2018	2017
Fixed rate	9,884	11,192	1,037,361	1,038,459	1,047,245	1,049,651
LIBOR	7,719	610	247,614	230,573	255,333	231,183
TJLP	1,467	12,509	14,700	35,341	16,167	47,850
UMBNDES	—	3,211	—	5,496	—	8,707
CDI	7,430	9,811	20,758	62,632	28,188	72,443
TLP	5,881	—	52,606	—	58,487	—
BNDES Selic	132	3,508	19,315	33,957	19,447	37,465
	32,513	40,841	1,392,354	1,406,458	1,424,867	1,447,299